Financial Instruments and Financial Risk Management - Changes In Net Fair Value Of Derivative Assets And Liabilities Classified As Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	$ (155)	$ (93)
Recorded in income	(256)	(40)
Recorded in regulatory assets	(100)	(28)
Transfers out of Level 3	(28)	(1)
Purchases	16	4
Settlements	153	6
Foreign exchange translation	(22)	(3)
Balance, end of year	(392)	(155)
Gas purchase
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	(107)	(74)
Recorded in income	(43)	(15)
Recorded in regulatory assets	(100)	(28)
Transfers out of Level 3	2	(1)
Purchases	0	0
Settlements	35	14
Foreign exchange translation	(13)	(3)
Balance, end of year	(226)	(107)
Electricity
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	(48)	(19)
Recorded in income	(213)	(25)
Recorded in regulatory assets	0	0
Transfers out of Level 3	(30)	0
Purchases	16	4
Settlements	118	(8)
Foreign exchange translation	(9)	0
Balance, end of year	$ (166)	$ (48)